TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income [Line Items]
Revenues		$ 135,922	$ 110,100	$ 95,837
Israeli Income tax rate		23.00%	23.00%	23.00%
Tax-exempt period		2 years
Dividend, withholding tax rate		15.00%
Patent use right, period		8 years
Expense deductible period		3 years
Net operating loss carry forwards		$ 82,080
Net operating loss offset limitation, percentage of accumulated losses		14.00%
Net operating loss offset limitation, percentage of taxable income		50.00%
Capital loss carry forwards		$ 27,243
Provision		743
Amounts added to provision for ASC 740-10 during year		$ 500
Israeli resident corporation [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		0.00%	0.00%	0.00%
Israeli resident individual [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
non-Israeli resident [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
Minimum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate		10.00%
Tax-exempt period		5 years
Maximum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate		25.00%
Tax-exempt period		8 years
Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues	$ 10,000,000
Israeli Income tax rate	12.00%
Special Technological Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues	$ 10,000,000
Israeli Income tax rate	6.00%
Israel [Member]
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes		$ 4,991
United States of America [Member] | Minimum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards		$ 4,669
Expiration of operating loss carry forward		Dec. 31, 2026
United States of America [Member] | Maximum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards		$ 7,434
Expiration of operating loss carry forward		Dec. 31, 2037
Development Zone A [Member]
Taxes On Income [Line Items]
Israeli Income tax rate					9.00%	9.00%
Change in corporate tax rate		7.50%
Outside Development Zone [Member]
Taxes On Income [Line Items]
Israeli Income tax rate					16.00%	16.00%